Cash and Bank Balances	6 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES

4. CASH AND BANK BALANCES

	December 31, 2025	June 30, 2025
	RM	RM

Cash and bank balances	16,829,154	32,636,917
Deposits with a licensed bank	15,447,000	-
	32,276,154	32,636,917

Cash and bank balances are classified as financial assets measured at amortised cost.